RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS
RESTRUCTURING COSTS
During 2016, we eliminated certain corporate positions in our Canadian headquarters and closed six stores in Texas, which were all underperforming stores that were acquired as part of the Money Box acquisition. Our results for the year ended December 31, 2016 included charges related to these store closures primarily consisting of remaining lease obligations and the write-down and loss on the disposal of fixed assets. We also closed one store in Missouri in 2016 that was damaged by a fire.
We had no restructuring costs during the years ended December 31, 2018 and 2017. Impairments, store closure costs and severance costs for 2016 were as follows:

(in thousands)	Year Ended December 31, 2016
Lease obligations and related costs	$626
Write-down and loss on disposal of fixed assets	772
Severance costs	1,226
Total restructuring costs	$2,624

Activity for the restructuring reserve for the years ended December 31, 2018 and 2017 was as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Balance, beginning of period	$36	$532
Additions and adjustments	—	—
Payments and write-downs	(36)	(496)
Balance, end of period	$—	$36

Closed store reserves are included in “Accounts payable and accrued liabilities” in the Consolidated Balance Sheets.

On January 17, 2019, we completed a reduction in force which eliminated 121 positions in North America, representing 2.8% of our headcount as of December 31, 2018. See Note 25, "Subsequent Events" for additional information.